Taxes on Income	12 Months Ended
Dec. 31, 2020
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 15: TAXES ON INCOME

a.	Tax rates applicable to the Company and subsidiaries:

1.	Tax rate applicable to Company and Moach:

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2019 Budget Years), 2018 was approved, which reduces the corporate income tax rate to 24% (from 25%) effective from January 1, 2018 and to 23% effective from January 1, 2019.

The Israeli corporate income tax rate was 23% for 2018 and thereafter.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

2.	Tax rate applicable to USA Inc and Inc:

The weighted tax rate for 2018 and thereafter for companies incorporated in the US was 27% and 35%-40% (Federal, State and City tax of the city where the company operates), respectively.

On December 22, 2018, the Tax Cuts and Jobs Act (the “Act”) was enacted into law. The income tax effects of changes in tax laws are recognized in the period when enacted. The Act provides for numerous significant tax law changes and modifications with varying effective dates, which include reducing the corporate federal income tax rate from 35% to 21%, creating a semi-territorial tax system (with a one-time mandatory tax on previously deferred foreign earnings), broadening the tax base and allowing for immediate capital expensing of certain qualified property.

The Act also changed to a semi-territorial system. As a result, a one-time transition tax is imposed on the accumulated earnings and profits of the foreign subsidiaries of the US entities. The Company’s subsidiaries in the United States do not have any profitable foreign subsidiaries and, therefore, the remaining provisions of the Act have no material impact on the Company’s results of operations.

The main differences between the statutory corporate tax rate and the effective tax rate are carryforward losses in Israel in respect of which no deferred taxes were recorded and a current tax expense in respect of income of USA Inc and Inc.

b.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 (“Law”) and Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2019 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the amendment”) was published. According to the amendment, a “beneficiary enterprise” located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2018 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The amendment also prescribes special tax tracks for technological enterprises, which became effective in 2018, as follows:

Technological preferred enterprise—an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the amendment, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - 7.5%).

Any dividends distributed to a “foreign company”, as defined in the amendment, deriving from income from the technological preferred enterprise will be subject to tax at a rate of 4%.

The Law for the Encouragement of Industry (Taxation), 1969:

Moach has the status of an “industrial company”, as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise’s development or advancement, to deduct issuance expenses for shares listed for trading and to file a consolidated report under certain conditions.

Subject to meeting criteria determined in the Law and amendment, at the time Moach becomes profitable for tax purposes, Moach will be entitled to various corporate tax benefits, as implied by the Law and amendment.

c.	Tax assessments:

The Company received final tax assessments through the 2015 tax year. The subsidiary, Moach, received final tax assessments through 2015. The subsidiary, Inc, received final tax assessments through the 2017 tax year.

d.	Carryforward losses for tax purposes:

Carryforward losses for tax purposes as of December 31, 2020 are approximately $4.0   million in Brainsway Ltd. and approximately $49.3  million in Moach.

e.	Deferred taxes:

As it is not probable that taxable income will be derived in the next years, a valuation allowance was established in respect of deferred taxes of the above carryforward losses.